FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07876
                                   ---------

                           TEMPLETON CHINA WORLD FUND
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
      --------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
        -------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (954) 527-7500
                                                           --------------

Date of fiscal year end: 08/31
                         -----

Date of reporting period: 5/31/06
                          --------

ITEM 1. SCHEDULE OF INVESTMENTS.



Templeton China World Fund

QUARTERLY STATEMENT OF INVESTMENTS
MAY 31, 2006

--------------------------------------------------------------------------------

CONTENTS

Statement of Investments .................................................   3

Notes to Statement of Investments ........................................   7

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      Franklin o TEMPLETON o Mutual Series

                                          Quarterly Statement of Investments | 1
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Templeton China World Fund

STATEMENT OF INVESTMENTS, MAY 31, 2006 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                               COUNTRY                  SHARES             VALUE
------------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS 91.4%
    AIR FREIGHT & LOGISTICS 0.1%
    Sinotrans Ltd., H ..............................................            China                 1,238,000        $     394,943
                                                                                                                       -------------
    AIRLINES 0.4%
    Air China Ltd., H ..............................................            China                 6,088,000            2,413,008
  a Air China Ltd., H, 144A ........................................            China                   500,000              198,177
                                                                                                                       -------------
                                                                                                                           2,611,185
                                                                                                                       -------------
    AUTO COMPONENTS 1.3%
    Cheng Shin Rubber Industry Co. Ltd. ............................            Taiwan                6,876,540            5,838,673
    Weifu High-Technology Co. Ltd., B ..............................            China                 1,212,987            1,020,959
    Xinyi Glass Holding Co. Ltd. ...................................            China                 2,120,000              785,621
                                                                                                                       -------------
                                                                                                                           7,645,253
                                                                                                                       -------------
    AUTOMOBILES 1.2%
    Brilliance China Automotive Holdings Ltd. ......................            China                 3,642,000              582,104
    China Motor Corp. ..............................................            Taiwan                4,381,000            4,615,538
    Chongqing Changan Automobile Co. Ltd., B .......................            China                 4,046,380            2,268,793
                                                                                                                       -------------
                                                                                                                           7,466,435
                                                                                                                       -------------
    CAPITAL MARKETS 0.4%
    Yuanta Core Pacific Securities Co. .............................            Taiwan                3,784,156            2,646,015
                                                                                                                       -------------
    COMMERCIAL BANKS 12.6%
a,b Bank of China Ltd., H, 144A ....................................            China                41,306,000           15,706,311
    China Construction Bank, H .....................................            China                 1,003,000              436,329
  a China Construction Bank, H, 144A ...............................            China                35,740,000           15,547,743
    Chinatrust Financial Holding Co. Ltd. ..........................            Taiwan                8,501,002            6,846,445
    DBS Group Holdings Ltd. ........................................          Singapore                 308,000            3,374,113
    HSBC Holdings PLC ..............................................        United Kingdom            1,251,368           21,920,150
    Mega Financial Holding Co. Ltd. ................................            Taiwan               16,791,000           12,002,931
                                                                                                                       -------------
                                                                                                                          75,834,022
                                                                                                                       -------------
    COMMUNICATIONS EQUIPMENT 0.7%
    D-Link Corp. ...................................................            Taiwan                3,558,521            4,309,993
                                                                                                                       -------------
    COMPUTERS & PERIPHERALS 3.3%
    Acer Inc. ......................................................            Taiwan                4,154,960            6,796,314
    Asustek Computer Inc. ..........................................            Taiwan                1,212,268            2,864,638
    Lite-On It Corp. ...............................................            Taiwan                3,231,000            4,357,084
    Lite-On Technology Corp. .......................................            Taiwan                3,769,586            5,895,310
                                                                                                                       -------------
                                                                                                                          19,913,346
                                                                                                                       -------------
    CONSTRUCTION MATERIALS 0.2%
    Anhui Conch Cement Co. Ltd., H .................................            China                   720,000            1,336,393
                                                                                                                       -------------
    DISTRIBUTORS 2.0%
    China Resources Enterprise Ltd. ................................            China                 5,548,000           10,690,959
    Test-Rite International Co. Ltd. ...............................            Taiwan                2,225,980            1,657,238
                                                                                                                       -------------
                                                                                                                          12,348,197
                                                                                                                       -------------
    DIVERSIFIED TELECOMMUNICATION SERVICES 2.9%
    China Telecom Corp. Ltd., H ....................................            China                53,807,833           17,512,410
                                                                                                                       -------------
    ELECTRIC UTILITIES 2.6%
    Cheung Kong Infrastructure Holdings Ltd. .......................          Hong Kong               5,384,548           15,928,357
                                                                                                                       -------------


                                          Quarterly Statement of Investments | 3

Templeton China World Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                      COUNTRY            SHARES            VALUE
------------------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  ELECTRICAL EQUIPMENT 0.6%
  BYD Co. Ltd., H .............................................................        China            1,429,342      $   2,763,544
  Phoenixtec Power Co. Ltd. ...................................................        Taiwan             727,055            739,878
                                                                                                                       -------------
                                                                                                                           3,503,422
                                                                                                                       -------------
  ELECTRONIC EQUIPMENT & INSTRUMENTS 2.9%
  Delta Electronics Inc. ......................................................        Taiwan           3,167,163          8,848,481
  Synnex Technology International Corp. .......................................        Taiwan           6,978,800          7,864,357
b Yageo Corp. .................................................................        Taiwan           2,810,000          1,087,685
                                                                                                                       -------------
                                                                                                                          17,800,523
                                                                                                                       -------------
  FOOD & STAPLES RETAILING 7.0%
  Dairy Farm International Holdings Ltd. ......................................       Hong Kong        10,219,776         36,178,007
  President Chain Store Corp. .................................................        Taiwan           2,844,088          5,930,547
                                                                                                                       -------------
                                                                                                                          42,108,554
                                                                                                                       -------------
  FOOD PRODUCTS 1.8%
  COFCO International Ltd. ....................................................         China           4,114,000          2,386,249
  People's Food Holdings Ltd. .................................................         China           1,162,000            824,114
  Uni-President Enterprises Corp. .............................................        Taiwan          10,775,950          7,904,942
                                                                                                                       -------------
                                                                                                                          11,115,305
                                                                                                                       -------------
  HOTELS, RESTAURANTS & LEISURE 0.8%
  The Hongkong and Shanghai Hotels Ltd. .......................................       Hong Kong         4,248,978          4,956,466
                                                                                                                       -------------
  HOUSEHOLD DURABLES 0.1%
b TCL Multimedia Technology Holdings Ltd. .....................................         China           5,052,000            599,087
                                                                                                                       -------------
  INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 3.4%
  Datang International Power Generation Co. Ltd., H ...........................         China          11,586,320          7,616,488
  Guangdong Electric Power Development Co. Ltd., B ............................         China          11,958,943          6,150,419
  Huadian Power International Corp. Ltd., H ...................................         China          16,098,000          4,253,680
  Huaneng Power International Inc., H .........................................         China           3,692,776          2,379,918
                                                                                                                       -------------
                                                                                                                          20,400,505
                                                                                                                       -------------
  INDUSTRIAL CONGLOMERATES 2.5%
  Citic Pacific Ltd. ..........................................................         China           1,589,092          4,741,754
  LG Corp. ....................................................................      South Korea          121,110          3,937,964
  Shanghai Industrial Holdings Ltd. ...........................................         China           3,358,253          6,666,121
                                                                                                                       -------------
                                                                                                                          15,345,839
                                                                                                                       -------------
  INSURANCE 0.9%
  China Life Insurance Co. Ltd., H ............................................         China           3,681,000          5,503,802
                                                                                                                       -------------
  IT SERVICES 0.1%
  Travelsky Technology Ltd., H ................................................         China             435,000            532,662
                                                                                                                       -------------
  LEISURE EQUIPMENT & PRODUCTS 0.6%
  Premier Image Technology Corp. ..............................................        Taiwan           2,261,090          3,317,348
                                                                                                                       -------------
  MACHINERY 1.6%
b China International Marine Containers (Group) Co. Ltd., B ...................         China           5,591,330          8,006,970
  Yungtay Engineering Co. Ltd. ................................................        Taiwan           2,524,000          1,457,594
                                                                                                                       -------------
                                                                                                                           9,464,564
                                                                                                                       -------------


4 | Quarterly Statement of Investments

Templeton China World Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                 COUNTRY                 SHARES            VALUE
------------------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  MEDIA 0.0% c
  Next Media Ltd. .....................................................         Hong Kong                 80,000       $      41,247
                                                                                                                       -------------
  METALS & MINING 0.3%
  Aluminum Corp. of China Ltd., H .....................................           China                  372,000             299,683
d Aluminum Corp. of China Ltd., Reg S .................................           China                1,760,000           1,417,855
                                                                                                                       -------------
                                                                                                                           1,717,538
                                                                                                                       -------------
  OFFICE ELECTRONICS 0.2%
  Kinpo Electronics Inc. ..............................................           Taiwan               3,042,648           1,220,478
                                                                                                                       -------------
  OIL, GAS & CONSUMABLE FUELS 19.7%
  China Petroleum and Chemical Corp., H ...............................           China               48,455,395          28,730,223
  China Shenhua Energy Co. Ltd., H ....................................           China                8,145,000          13,963,097
  CNOOC Ltd. ..........................................................           China               29,002,000          22,242,518
a CNOOC Ltd., 144A ....................................................           China                  978,000             750,058
  PetroChina Co. Ltd., H ..............................................           China               44,791,903          48,208,655
a PetroChina Co. Ltd., H, 144A ........................................           China                4,460,000           4,800,212
                                                                                                                       -------------
                                                                                                                         118,694,763
                                                                                                                       -------------
  PAPER & FOREST PRODUCTS 0.6%
b Shandong Chenming Paper Holdings Ltd., B ............................           China                6,705,000           3,750,831
                                                                                                                       -------------
  PHARMACEUTICALS 0.2%
  Tong Ren Tang Technologies Co. Ltd., H ..............................           China                  435,000             897,115
                                                                                                                       -------------
  REAL ESTATE 3.4%
  Cheung Kong (Holdings) Ltd. .........................................         Hong Kong              1,360,690          14,750,075
  Henderson Investment Ltd. ...........................................         Hong Kong              2,641,756           4,443,674
  Hongkong Land Holdings Ltd. .........................................         Hong Kong                434,000           1,614,480
                                                                                                                       -------------
                                                                                                                          20,808,229
                                                                                                                       -------------
  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 4.6%
  Faraday Technology Corp. ............................................           Taiwan                 309,560             573,993
  Realtek Semiconductor Corp. .........................................           Taiwan               3,031,000           3,453,457
  Samsung Electronics Co. Ltd. ........................................        South Korea                 5,510           3,565,740
  Sunplus Technology Co. Ltd. .........................................           Taiwan               3,361,247           4,029,089
  Taiwan Semiconductor Manufacturing Co. Ltd. .........................           Taiwan               8,555,189          16,103,571
                                                                                                                       -------------
                                                                                                                          27,725,850
                                                                                                                       -------------
  TEXTILES, APPAREL & LUXURY GOODS 0.1%
  Tack Fat Group International Ltd. ...................................         Hong Kong              6,352,000             818,747
                                                                                                                       -------------
  TRANSPORTATION INFRASTRUCTURE 3.7%
  China Merchants Holdings International Co. Ltd. .....................           China                  719,451           2,137,525
  Cosco Pacific Ltd. ..................................................           China                1,641,449           3,385,216
  Hainan Meilan International Airport Co. Ltd., H .....................           China                3,717,000           1,952,357
  Hopewell Holdings Ltd. ..............................................         Hong Kong              5,384,000          14,642,881
                                                                                                                       -------------
                                                                                                                          22,117,979
                                                                                                                       -------------
  WIRELESS TELECOMMUNICATION SERVICES 8.6%
  China Mobile (Hong Kong) Ltd. .......................................           China                9,450,770          49,274,786
  Taiwan Mobile Co. Ltd. ..............................................           Taiwan               2,496,930           2,494,202
                                                                                                                       -------------
                                                                                                                          51,768,988
                                                                                                                       -------------
  TOTAL COMMON STOCKS (COST $408,075,685) .............................                                                  552,156,391
                                                                                                                       -------------


                                          Quarterly Statement of Investments | 5

Templeton China World Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                               COUNTRY         PRINCIPAL AMOUNT          VALUE
------------------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS (COST $60,100,219) 10.0%
  U.S. GOVERNMENT SECURITIES 10.0%
e U.S. Treasury Bills, 6/08/06 - 10/05/06 ............................      United States        $  60,609,000       $  60,103,551
                                                                                                                     -------------
  TOTAL INVESTMENTS (COST $468,175,904) 101.4% .......................                                                 612,259,942
  OTHER ASSETS, LESS LIABILITIES (1.4)% ..............................                                                  (8,405,842)
                                                                                                                     -------------
  NET ASSETS 100.0% ..................................................                                               $ 603,854,100
                                                                                                                     =============

a Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At May 31, 2006, the aggregate value of these securities was $37,002,501, representing 6.13% of net assets.

b Non-income producing.

c Rounds to less than 0.1% of net assets.

d Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At May 31, 2006, the value of this security was $1,417,855, representing 0.23% of net assets.

e The security is traded on a discount basis with no stated coupon rate.


6 | See Notes to Statement of Investments. | Quarterly Statement of Investments

Templeton China World Fund

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton China World Fund (the Fund) is registered under the Investment Company Act of 1940 as a non-diversified, open-end investment company.

1. INCOME TAXES

At May 31, 2006, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments .......................................   $469,251,643
                                                              ============

Unrealized appreciation ...................................   $151,992,523
Unrealized depreciation ...................................     (8,984,224)
                                                              ------------
Net unrealized appreciation (depreciation) ................   $143,008,299
                                                              ============

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


                                          Quarterly Statement of Investments | 7

ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(a) Certifications pursuant to Section 30a-2 of the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.




                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON CHINA WORLD FUND

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date July 27, 2006



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date July 27, 2006



By /s/GALEN G. VETTER
   ------------------------------
      Galen G. Vetter
      Chief Financial Officer
Date July 27, 2006